Interest expense and finance costs	3 Months Ended
Mar. 31, 2019
Interest Expense And Finance Costs [Abstract]
Interest expense and finance costs
8.	Interest expense and finance costs

	Three months ended
	Mar 31, 2019	Mar 31, 2018
Interest incurred	6,442,772	5,109,737
Amortization of deferred finance fees	514,888	592,254
	6,957,660	5,701,991